Organization (Details)	12 Months Ended
	Dec. 31, 2017 ft² building state property $ / shares shares	Oct. 02, 2017 ft²	Dec. 31, 2016 ft² $ / shares
Real Estate Properties [Line Items]
Rentable area of properties (in square feet) | ft²			830,185
Number of properties, noncontrolling interest | property	2
Number of buildings, noncontrolling interest | building	3
Common shares of beneficial interest, par value (in dollars per share) | $ / shares	$ 0.01		$ 0.01
Continuing operations
Real Estate Properties [Line Items]
Number of properties owned | property	108
Number of buildings | building	167
Number of states in which owned properties located | state	30
Rentable area of properties (in square feet) | ft²	17,500,000
SIR
Real Estate Properties [Line Items]
SIR Common shares of beneficial interest acquired pursuant to stock purchase agreement | shares	24,918,421
Common shares of beneficial interest, par value (in dollars per share) | $ / shares	$ 0.01
Percentage of ownership interest	27.80%
First Potomac Realty Trust
Real Estate Properties [Line Items]
Rentable area of properties (in square feet) | ft²	400,000	6,028,072
Number of properties, noncontrolling interest | property	2
Number of buildings, noncontrolling interest | building	3